Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$124,053
Year 2	48,663
Year 3	10,661
Total	$183,377